Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 4, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:          Advisors Series Trust (the "Trust")
File Nos.: 333-17391 and 811-07959
Kellner Merger Fund (S000037381)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, the Kellner Merger Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) of the 1933 Act would not have differed from that contained in the most recent amendment dated April 30, 2018, and filed electronically as Post-Effective Amendment No. 832 to the Trust's Registration Statement on Form N‑1A on April 26, 2018.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-6872.

Sincerely,

/s/ Emily R. Enslow
Emily R. Enslow, Esq.
Secretary
Advisors Series Trust